Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts	Translation of amounts from HK$ into US$ has been made at the following exchange rates:
Balance sheet items, except for equity accounts:
June 30, 2024	HK$7.81 to US$1
June 30, 2023	HK$7.84 to US$1
Statement of operations and cash flow items:
June 30, 2022	HK$7.80 to US$1
June 30, 2023	HK$7.84 to US$1
June 30, 2024	HK$7.82 to US$1
Translation of amounts from RMB into US$ has been made at the following exchange rates:
Balance sheet items, except for equity accounts:
June 30, 2024	RMB7.27 to US$1
June 30, 2023	RMB7.26 to US$1
Statement of operations and cash flow items:
June 30, 2022	RMB 6.45 to US$1
June 30, 2023	RMB 6.95 to US$1
June 30, 2024	RMB 7.21 to US$1
Translation of amounts from VND into US$ has been made at the following exchange rates:
Balance sheet items, except for equity accounts:
June 30, 2024	VND25,455 to US$1
June 30, 2023	VND23,583 to US$1
Statement of operations and cash flow items:
June 30, 2022	VND22,860 to US$1
June 30, 2023	VND23,706 to US$1
June 30, 2024	VND24,548 to US$1

Schedule of Depreciates Property, Plant, and Equipment Using The Straight-Line Method	The Company depreciates property, plant, and equipment using the straight-line method as follows:
Buildings	20 years to 50 years

Leasehold improvements	5 years

Plant and machinery	5 years to 20 years

Motor Vehicles	5 years to 15 years

Office equipment	1 years to 10 years